Summary of Significant Accounting Policies	6 Months Ended
Jun. 30, 2021
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
2 Summary of Significant Accounting Policies
Basis of presentation
The accompanying unaudited interim condensed consolidated financial statements of the Company have been prepared in accordance with the accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information using accounting policies that are consistent with those used in the preparation of the Company’s audited consolidated financial statements for the year ended December 31, 2020. Accordingly, these unaudited interim condensed consolidated financial statements do not include all of the information and footnotes required by U.S. GAAP for annual financial statements.
In the opinion of the Company’s management, the accompanying unaudited interim condensed consolidated financial statements contain all normal recurring adjustments necessary to present fairly the financial position, operating results and cash flows of the Company for each of the periods presented. The results of operations for the six months ended June 30, 2021 are not necessarily indicative of results to be expected for any other interim period or for the full year of 2021. The consolidated balance sheet as of December 31, 2020 was derived from the audited consolidated financial statements at that date but does not include all of the disclosures required by U.S. GAAP for annual financial statements. These unaudited interim condensed consolidated financial statements should be read in conjunction with the Company’s consolidated financial statements for the year ended December 31, 2020.
Principles of consolidation
The consolidated financial statements include the financial statements of the Company, its subsidiaries, and the VIE. All significant intercompany transactions and balances have been eliminated upon consolidation.
Use of estimates
T
he preparation of the Company’s consolidated financial statements in conformity with U.S. GAAP requires the use of estimates and judgments that affect the reported amounts in the consolidated financial statements and accompanying notes. These estimates form the basis for judgments that management make about the carrying values of assets and liabilities, which are not readily apparent from other sources. Management base their estimates and judgments on historical information and on various other assumptions that they believe are reasonable under the circumstances. U.S. GAAP requires management to make estimates and judgments in several areas, including, but not limited to, those related to allowance for doubtful accounts, volume rebates relates to targeted marketing service, useful lives of property and equipment and intangible assets, valuation of intangible asset acquisition, impairment of long-lived assets, fair value measurements and impairment for equity investments without readily determinable fair value, impairment of loans receivables, including due from related parties, valuation allowance for deferred tax assets, uncertain tax position, fair value change of derivative assets and share-based compensation. These estimates are based on management’s knowledge about current events and expectations about actions that the Company may undertake in the future. Actual results could differ from those estimates.
Convenience translation
Translations of amounts from RMB into US$ for the convenience of the reader have been calculated at the exchange rate of RMB6.4566 per US$1.00 on June 30, 2021, as published on the website of the United States Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.
Restricted cash
Restricted cash balance mainly represents (a) cash granted by the government for certain approved technology research and development projects, which are not available for use until the Company obtains pre-approval
from the government; and (b) deposits held in designated bank accounts as collateral for the Company’s short-term bank loan and foreign exchange swap contract, which are not available for the Company’s general use for operations.
Derivative assets
Derivative assets include (a) embedded derivatives separated from the host contract of bank structured deposits with interest rates indexed to the gold price index, which are measured at fair value in the condensed consolidated balance sheets; and (b) balances from the Company’s foreign currency swap contract with Shanghai Pudong Development Bank to reduce volatility in the Company’s economic value caused by foreign currency fluctuations. The foreign currency swap contract is not designated as hedges. Both embedded derivatives and the foreign currency swap contract are marked to market at each reporting date, with changes in fair value recognized in the condensed consolidated statements of comprehensive loss.
Revenue recognition
Targeted Marketing
The Company generates targeted marketing revenue by providing targeted marketing solution in the form of integrated marketing campaign to advertiser through the
 XiaoGuoTong
 marketing platform and built upon its multi-dimensional device-level mobile behavioral data or other third-party marketing platforms such as Guangdiantong of Tencent, which is identified as one performance obligation. The ads are displayed on a wide spectrum of reputable publishers, through bidding for ad slots using rates directly negotiated with the various publishers. Moreover, volume rebates to customers under targeted marketing revenue applied on a prospective basis when they recharge their target marketing accounts above a specific threshold are material rights. Such rebates are accounted for as changes in total transaction price and allocated directly to the separate performance obligations.

The Company enters into contractual arrangements with advertisers that stipulate the types of advertising to be delivered and the pricing. Advertising customers pay for the targeted marketing solutions primarily based on a cost-per-click (“CPC”)
or cost-per-action (“CPA”)
basis. Majority of the contract duration is less than one year. For certain arrangements, customers are required to pay the Company before the services are delivered. For other arrangements, the Company provided customers with a credit term less than one year. The Company acts as the principal in the targeted marketing arrangements under which the Company has control over the fulfillment of the service and has discretion in establishing price. Accordingly, the Company recognizes revenue on a gross basis and at a point in time once agreed actions are performed. Revenues are presented net of value-added tax collected on behalf of the government.
Starting from January 1, 2021, the Company has fully exited the Target Marketing business and financial results since then only reflect SAAS Businesses.
SAAS Businesses
The Company generates SAAS Businesses revenue primarily from developer services and vertical applications. For developer services, there are three types of contracts, subscription-based contracts, project-based contracts and consumption-based contracts. The Company primarily enters into subscription-based contracts with its customers to provide push notification or instant messaging (collectively “notification services”), which the Company provides its customers with access to its notification services platform. This enables customers to send notifications and messages to users. The Company generally recognizes revenue ratably over time under the subscription-based contracts as stand-ready obligations because the customer simultaneously receives and consumes the benefits as the Company provides subscription services throughout a fixed contract term. The Company uses an output method of progress based on fixed contract term as it best depicts the transfer of control to the customer.
The Company primarily enters into consumption-based contracts with its customers to provide value-added services. For value-added services, the Company built an APP Alliance which connects advertisers and APP developers, who are the suppliers of avenue where the advertisements will be displayed. The Company enters into contractual arrangements with advertisers that stipulate the types of advertising to be delivered and priced. Advertising customers pay for the value-added service primarily based on cost-per-action (“CPA”)
basis or
cost-per-click
(“CPC”) basis. All of the contractual arrangements’ duration is less than one year. For certain arrangements, customers are required to pay the Company before the services are delivered. For other arrangements, the Company provides customers with a credit term less than six months. The Company acts as the principal in the value-added services in which the Company has control over the fulfillment of the service and has discretion in establishing price. Accordingly, the Company recognizes revenue on a gross basis and at a point in time once agreed actions are performed.
The Company primarily enters into project-based contracts with its customers to provide private cloud-based developer services, which are designed to provide customizable services to customers who want a more controlled software environment and more comprehensive technology and customer support. The Company provides its customers one combined performance obligation including customized APP push notification system or instant messaging system and related system training services as both performance obligations are incapable of being distinct because the customer cannot derive economic benefit from the related system training services on its own. Meanwhile, the Company also provides post contract assurance-type maintenance services, which usually have a duration of one year. Under ASC 606, the Company recognize revenue at the point in time when the system is implemented, and the training service is provided, which is represented by the customer acceptance received by the Company. Meanwhile, the estimated cost of assurance-type maintenance services is accrued as “Costs of revenues”, which is not material.
For vertical applications, the Company enters into agreements with its customers to provide data analytic solutions and there are three types of contracts, including subscription-based contracts, project-based contracts and consumption-based contracts. The Company primarily enters into subscription-based contracts with its customers to provide customizable service package for a fixed contract term, which allows the customers to subscribe a fixed number of apps to obtain unlimited volume of queries to the Company’s analytic results. The Company generally recognizes revenue ratably over time under the subscription-based contracts because the customer simultaneously receives and consumes the benefits as the Company provides subscription services throughout a fixed contract term.
The Company primarily enters into project-based contracts with its customers to provide in-depth
analytics services and generate customized reports based on the customers’ specific requirements. The Company recognizes revenue at the point in time when the customized reports are provided.
The Company primarily enters into consumption-based contracts with its customers to process the queries or provide features based on the customers’ requirements. When the Company receives a placed order, it recognizes revenue at a point in time when the queries are processed, or the features are utilized by the customers.
For certain arrangements, customers are required to pay the Company before the services are delivered. For other arrangements, the Company provides customers with a credit term under six months.
Other revenue recognition related policies
Timing of revenue recognition may differ from the timing of invoicing to customers. Some customers are required to pay before the services are delivered to the customer. When either party to a revenue contract has performed, the Company recognizes a contract asset or a contract liability on the consolidated balance sheet, depending on the relationship between the Company’s performance and the customer’s payment.
Contract assets represent amounts related to the Company’s rights to consideration received for private-cloud-based service and are included in “Prepayments and other assets” on the condensed consolidated balance sheets. Amount of contract assets was not material as of December 31, 2020 and June 30, 2021, respectively.
Contract liabilities are mainly related to fees for services to be provided over the service period, which are presented as “Deferred revenue” on the condensed consolidated balance sheets. Revenue recognized for the six months ended June 30, 2021 that was included in contract liabilities as of January 1, 2021 was RMB44,405 (US$6,877). Revenue recognized for the six months ended June 30, 2020 that was included in contract liabilities as of January 1, 2020 was RMB25,368. A summary of contract liabilities is as follows:

	As of
	December 31, 2020	June 30, 2021
	RMB	RMB	US$
Contract liabilities	71,141	70,166	10,867
Customer deposits relate to customer’s unused balances that are refundable. Once this balance is utilized by the customer, the corresponding amount would be recognized as revenue.
A
s of June 30, 2021, the Company’s unsatisfied (or partially unsatisfied) performance obligations in contracts with its customers was RMB31,425 (US$4,867). The Company expects to recognize the majority of its remaining performance obligations as revenue within the next year.
Costs of revenues
Cost of revenues consists primarily of the cost of purchasing ad inventory associated with targeted marketing services, bandwidth cost, staff costs and depreciation of servers used for revenue generating services. Starting from January 1, 2021, the Company had fully exited the targeted marketing business and the cost of revenues since then is only incurred from SAAS Businesses.
Fair value measurements
The carrying amounts of financial assets and liabilities, such as cash equivalents, restricted cash, accounts receivable, other receivables within prepayments and other current assets, balances with related parties, accounts payable, and other payables with accrued liabilities and other current liabilities, approximate their fair values because of the short maturity of these instruments. The carrying amounts of convertible notes were recognized based on residual proceeds after allocation to the derivative liabilities at fair market value. The estimated fair values of the convertible notes are based on a valuation methodology using market approach since it bears interest rates which approximate market interest rates of issuers of similar credit risk profile.
Concentration of risks
Concentration of credit risk
F
inancial assets that potentially expose the Company to concentrations of credit risk consist primarily of cash and cash equivalents, restricted cash, derivative assets, other receivables within prepayments and other current assets, short-term investments and accounts receivable.
The Company places its cash and cash equivalents with reputable financial institutions which have high-credit ratings. As of December 31, 2020, and June 30, 2021, the aggregate amount of cash and cash equivalents, restricted cash, derivative assets and short-term investments of RMB322,183 and RMB277,979 (US$43,053), respectively, were held at major financial institutions located in the PRC, and US$17,494 and US$3,274 (RMB21,136), respectively, were deposited with major financial institutions located outside the PRC. There has been no recent history of default related to these financial institutions. The Company continues to monitor the financial strength of the financial institutions. The Company manages credit risk of accounts receivable through ongoing monitoring of the outstanding balances.
Concentration of suppliers
Approximately 76.1% and 49.2% of advertising costs were paid to three suppliers for the six months ended June 30, 2020 and 2021, respectively.
Foreign currency exchange rate risk
The functional currency and the reporting currency of the Company are the US$ and the RMB, respectively. On June 19, 2010, the PBOC announced the end of the RMB’s de facto peg to the US$, a policy which was instituted in late 2008 in the face of the global financial crisis, to further reform the RMB exchange rate regime and to enhance the RMB’s exchange rate flexibility. On March 15, 2014, the People’s Bank of China announced the widening of the daily trading band for RMB against US$. The depreciation of the US$ against RMB was approximately 1.05% for the six months ended June 30, 2021. Most of the Company’s revenues and costs are denominated in RMB, while a portion of cash and cash equivalents, short-term investments, and accounts payable are denominated in US$. Any significant revaluation of RMB may materially and adversely affect the Company’s consolidated revenues, earnings and financial position in US$.
Impact of
COVID-19
During the six months ended June 30, 2020 and 2021,
COVID-19
has had limited impact on the Company’s operations, including revenues declined compared to the prior period partly due to weakness in demand as its customers in certain industries are negatively impacted by
COVID-19.
There are still uncertainties of
COVID-19’s
future impact, and the extent of the impact will depend on a number of factors, including the duration and severity of the pandemic; the uneven impact to certain industries; and the macroeconomic impact of government measures to contain the spread of
COVID-19
and related government stimulus measures. As a result, certain of the Company’s estimates and assumptions, including the allowance for accounts and the valuation of certain equity investments subject to impairment assessments, require significant judgments and carry a higher degree of variabilities and volatilities that could result in material changes to the Company’s current estimates in future periods. The extent of the impact of the
COVID-19
on the Company’s operational and financial performance in the longer term will depend on future developments, including the duration of the outbreak and related travel advisories and restrictions and the impact of the
COVID-19
on overall demand for travel, all of which are highly uncertain and beyond the control of the Company and the impact cannot be reasonably estimated at this time.